Subordinated Liabilities (Narrative) (Details) € in Millions, ¥ in Millions, £ in Millions, kr in Millions, kr in Millions, SFr in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£) [1]	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 SEK (kr)	Dec. 31, 2019 NOK (kr)	Dec. 31, 2019 CHF (SFr)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated debt	£ 6,785	£ 221	£ 3,041
Redemption of subordinated debt	£ 6,574	3,246	£ 1,378
Dated subordinated liabilities		31,014				£ 32,352
Undated Subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Description of interest rate	All undated subordinated liabilities bear a fixed rate of interest until the initial call date, with the exception of the 9% Bonds which are fixed for the life of the issue, and the Junior and Series 1, Series 2 and Series 3 Undated Notes which are floating rate at rates fixed periodically in advance based on the related interbank rate. After the initial call date, in the event that they are not redeemed, the 7.125%, 6.125% Undated Notes, and the 9.25% Bonds will bear interest at rates fixed periodically in advance for five-year periods based on market rates. All other undated loan capital will bear interest at rates fixed periodically in advance based on London interbank rates.
Description of interest payments	Barclays Bank PLC is not obliged to make a payment of interest on its Undated Notes, Bonds and Loans excluding the 9.25% Bonds if, in the preceding six months, a dividend has not been declared or paid on any class of shares of Barclays PLC or, in certain cases, any class of preference shares of Barclays Bank PLC. Barclays Bank PLC is not obliged to make a payment of interest on its 9.25% Perpetual Subordinated Bonds if, in the immediately preceding 12 months’ interest period, a dividend has not been paid on any class of its share capital. Interest not so paid becomes payable in each case if such a dividend is subsequently paid or in certain other circumstances. During the year, Barclays Bank PLC declared and paid dividends on its ordinary shares and on all classes of preference shares. No payment of principal or any interest may be made unless Barclays Bank PLC satisfies a specified solvency test. Barclays Bank PLC may elect to defer any payment of interest on the RCIs. Any such deferred payment of interest must be paid on the earlier of: (i) the date of redemption of the RCIs, (ii) the coupon payment date falling on or nearest to the tenth anniversary of the date of deferral of such payment, and (iii) in respect of the 14% RCIs only, substitution. Whilst such deferral is continuing, neither Barclays Bank PLC nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares or preference shares. Barclays Bank PLC may elect to defer any payment of interest on the TONs if it determines that it is, or such payment would result in it being, in non-compliance with capital adequacy requirements and policies of the PRA. Any such deferred payment of interest will only be payable on a redemption of the TONs. Until such time as Barclays Bank PLC next makes a payment of interest on the TONs, neither Barclays Bank PLC nor Barclays PLC may (i) declare or pay a dividend, subject to certain exceptions, on any of their respective ordinary shares or Preference Shares, or make payments of interest in respect of Barclays Bank PLC’s Reserve Capital Instruments and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.
Description of repayment period	All undated subordinated liabilities are repayable, at the option of Barclays Bank PLC generally in whole at the initial call date and on any subsequent coupon or interest payment date or in the case of the 7.125%, 6.125% Undated Notes and the [reinstate] 9.25% Bonds on any fifth anniversary after the initial call date. In addition, each issue of undated subordinated liabilities is repayable, at the option of Barclays Bank PLC, in whole for certain tax reasons, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior approval of the PRA.
Dated subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Description of interest rate	Interest on the Floating Rate Notes are fixed periodically in advance, based on the related interbank or local central bank rates. Interest on 4.836% Fixed Rate Subordinated Notes Callable Notes, 2% Fixed Rate Subordinated Callable Notes, 3.75% Fixed Rate Resetting Subordinated Callable Notes, 3.684% Fixed Rate Subordinated Callable Loan, 4.61% Fixed Rate Subordinated Callable Loan, 1.232% Fixed Rate Subordinated Callable Loan, 1.375% Fixed Rate Subordinated Callable Loan and 1.635% Fixed Rate Subordinated Callable Loan are fixed until the call date. After the call date, in the event that the notes or loans are not redeemed, the interest rate will be re-set to either a fixed of floating rate until maturity based on market rates.
Description of repayment period	Those subordinated liabilities with a call date are repayable at the option of the issuer, on conditions governing the respective debt obligations, some in whole or in part, and some only in whole. The remaining dated subordinated liabilities outstanding at 31 December 2019 is redeemable only on maturity, subject in particular cases, to provisions allowing an early redemption in the event of certain changes in tax law or, to certain changes in legislation or regulations. Any repayments prior to maturity may require, in the case of Barclays Bank PLC, the prior approval of the PRA, or in the case of the overseas issues, the approval of the local regulator for that jurisdiction and of the PRA in certain circumstances. There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.
Barclays Bank PLC loans issued intra-group to Barclays PLC | Subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated debt	£ 3,534
Redemption of subordinated debt	4,556
Barclays Bank PLC notes issued intra-group to Barclays PLC | Subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated debt	3,093
Barclays Bank PLC externally issued | Dated subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	14
USD Floating Rate Notes [member] | Undated Subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated debt	158
Redemption of subordinated debt	158
14% Step-up Callable Perpetual Reserve Capital Instruments | Subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	3,033
EUR floating rate notes | Subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 43
7.625% Contingent Capital Notes (USD 3,000m), Due 2022
Disclosure of detailed information about borrowings [line items]
Description of arrangement for contingent consideration arrangements and indemnification assets	The 7.625% Contingent Capital Notes will be automatically transferred from investors to Barclays PLC (or another entity within Barclays Bank Group) for nil consideration in the event the Barclays PLC consolidated CRD IV Common Equity Tier 1 (CET 1) ratio (FSA October 2012 transitional statement) falls below 7.0%.
Various subordinated loans | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities						15,864
Borrowinigs, maturity	maturities ranging from 2020 to 2047
Various subordinated loans | Barclays PLC [member] | USD
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 13,187
Various subordinated loans | Barclays PLC [member] | EUR
Disclosure of detailed information about borrowings [line items]
Notional amount | €					€ 3,024
Various subordinated loans | Barclays PLC [member] | GBP
Disclosure of detailed information about borrowings [line items]
Notional amount						250
Various subordinated loans | Barclays PLC [member] | JPY
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥							¥ 233,600
Various subordinated loans | Barclays PLC [member] | AUD
Disclosure of detailed information about borrowings [line items]
Notional amount | $								$ 1,715
Various subordinated loans | Barclays PLC [member] | SEK
Disclosure of detailed information about borrowings [line items]
Notional amount | kr									kr 500
Various subordinated loans | Barclays PLC [member] | NOK
Disclosure of detailed information about borrowings [line items]
Notional amount | kr										kr 970
Various subordinated loans | Barclays PLC [member] | CHF
Disclosure of detailed information about borrowings [line items]
Notional amount | SFr											SFr 175
Various subordinated loans | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities		10,147				7,548
Various subordinated loans | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities		£ 1,023				£ 1,094
Certain intra-group Subordiinated loans | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings Initial call date	have a call date one year prior to their maturity

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39.